Shareholder Report, Line Graph (Details) 74200026300_Franklin Global Allocation Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		$ 15,985	$ 14,265	$ 12,737	$ 14,549	$ 13,120	$ 13,017	$ 11,135	$ 12,446	$ 11,271	$ 10,000	$ 18,394
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Blended Benchmark†
Accumulated Value		$ 19,053	$ 17,011	$ 14,666	$ 17,076	$ 15,456	$ 13,784	$ 11,624	$ 12,224	$ 10,624	$ 10,000	$ 21,939

[1]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).